Allowance For Loan Losses (Schedule Of Credit Quality Indicators) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	$ 3,046,226	$ 2,862,534
Commercial Industrial Loans And Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,415,183	1,292,921
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	185,667	165,340
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,229,516	1,127,581
Residential real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,451,462	1,383,133
Home equity
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	141,965	147,036
Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	32,545	36,083
DDA Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	5,071	3,361
Pass | Commercial Industrial Loans And Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,355,111	1,227,170
Pass | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	176,823	156,664
Pass | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,178,288	1,070,506
Special Mention | Commercial Industrial Loans And Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	18,458	25,041
Special Mention | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	2,427	4,099
Special Mention | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	16,031	20,942
Substandard | Commercial Industrial Loans And Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	41,614	40,672
Substandard | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	6,417	4,539
Substandard | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	35,197	36,133
Doubtful | Commercial Industrial Loans And Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	0	38
Doubtful | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	0	38
Doubtful | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	$ 0	$ 0